Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Employee Benefits
Employee Benefits

Pension plans

Front-end

For the Front-end segment the Company has retirement plans covering substantially all employees. The principal plans are defined contribution plans, except for the plans of the Company’s operations in the Netherlands and Japan.

Multi-employer plan
The Company’s employees of the Front-end segment in the Netherlands, approximately 179 employees, participate in a multi-employer union plan ,“Bedrijfstakpensioenfonds Metalektro”, (“PME”) determined in accordance with the collective bargaining agreements effective for the industry in which ASMI operates. This collective bargaining agreement has no expiration date. This multi-employer union plan covers approximately 1,220 companies and 150,000 contributing members. ASMI’s contribution to the multi-employer union plan is less than 5.0% of the total contribution to the plan as per the annual report for the year ended December 31, 2012. The plan monitors its risks on a global basis, not by company or employee, and is subject to regulation by Dutch governmental authorities. By law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan assets to its obligations. This coverage ratio must exceed 104.25% for the total plan. Every company participating in a Dutch multi-employer union plan contributes a premium calculated as a percentage of its total pensionable salaries, with each company subject to the same percentage contribution rate. The premium can fluctuate yearly based on the coverage ratio of the multi-employer union plan. The pension rights of each employee are based upon the employee’s average salary during employment.

ASMI’s net periodic pension cost for this multi-employer union plan for any period is the amount of the required contribution for that period. A contingent liability may arise from, for example, possible actuarial losses relating to other participating entities because each entity that participates in a multi-employer union plan shares in the actuarial risks of every other participating entity or any responsibility under the terms of a plan to finance any shortfall in the plan if other entities cease to participate.

The coverage ratio of the multi-employer union plan increased to 93.9% as of December 31, 2012 (December 31, 2011: 90.0%). Because of the low coverage ratio PME prepared and executed a so-called “Recovery Plan” which was approved by De Nederlandsche Bank, the Dutch central bank, which is the supervisor of all pension companies in the Netherlands. Due to the low coverage ratio and according the obligation of the “Recovery Plan” the pension premium percentage is 24.0% in both 2013 and 2012. The coverage ratio is calculated by dividing the plan assets by the total sum of pension liabilities and is based on actual market interest.

The Company accounts for the multi-employer plan as if it were a defined contribution plan as the manager of the plan, PME, stated that its internal administrative systems do not enable PME to provide the Company with the required Company-specific information in order to account for the plan as a defined benefit plan. The Company's net periodic pension cost for the multi-employer plan for a fiscal period is equal to the required contribution for that period.

Defined benefit plan
The Company’s employees of the Front-end segment in Japan participate in a defined benefit plan. The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at December 31, 2012. The present value of the defined benefit obligation and the related current service cost and passed service cost were measured using the Projected Unit Credit Method.

The funded status of the plan and the amounts not yet recognized in the Consolidated Statement of Operations and the amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2011	2012
Defined benefit obligations	(9,485)	(8,357)
Fair value of plan assets	4,090	4,794
Funded status/(deficit)	(5,395)	(3,563)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	8,805	9,485
Current service cost	664	731
Interest on obligation	107	121
Actuarial losses (gains)	(53)	(436)
Benefits paid	(176)	(423)
Curtailment and settlement	(630)	—
Foreign currency translation effect	768	(1,121)
Balance December 31	9,485	8,357

Fair value of plan assets
Balance January 1	3,189	4,090
Expected return on plan assets	103	144
Actuarial losses (gains)	(219)	52
Company contribution	852	1,544
Benefits paid	(176)	(423)
Foreign currency translation effect	341	(613)
Balance December 31	4,090	4,794

The net periodic benefit cost consists of the following:

	December 31,
	2010	2011	2012
Current service cost	629	664	731
Interest on obligation	139	107	121
Expected return on plan assets	(77)	(103)	(144)
Amortization deferred actuarial loss	1	6	46
Amortization of past service cost	—	(12)	(55)
Net periodic pension benefit cost	692	662	699

The actual return on plan assets was €(116) and €196 for the years ended December 31, 2011 and 2012 respectively.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2010	2011	2012
Discount rate for obligations	1.25%	1.25%	1.55%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%

The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	940	23%	1,087	23%
Bonds	2,488	61%	2,957	62%
Loans	368	9%	463	10%
Real estate	66	2%	72	2%
Other	228	6%	215	4%
	4,090	100%	4,794	100%

The investment strategy is determined based on an asset-liability study in consultation with investment advisers and within the boundaries given by regulatory bodies for pension funds. Equity securities consist primarily of publicly traded Japanese companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the published price (level 1) per share multiplied by the number of shares held as of the measurement date.
Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments(level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company’s shares.

Back-end
For the Back-end segment the ASMPT has retirement plans covering a substantial portion of its employees. The principal plans are defined contribution plans.

The plans for employees in Hong Kong are registered under the Occupational Retirement Schemes Ordinance (“ORSO Scheme”) and a Mandatory Provident Fund Scheme (“MPF Scheme”) established under the Mandatory Provident Fund Schemes Ordinance in December 2000. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees. The ORSO Scheme is funded by monthly contributions from both employees and ASMPT at rates ranging from 5% to 12.5% of the employee’s basic salary, depending on the length of services with ASMPT. For members of the MPF Scheme, ASMPT contributes 5% of relevant payroll costs to the MPF Scheme subject only to the maximum level of payroll costs amounting to HK$25,000 per employee, which contribution is matched by the employees.

The employees of ASMPT in Mainland China, Singapore and Malaysia are members of state managed retirement benefit schemes operated by the relevant governments. ASMPT is required to contribute a certain percentage of payroll costs to these schemes to fund the benefits. The only obligation of ASMPT with respect to these schemes is to make the specified contributions. The assets of the schemes are held separately from those of ASMPT in funds under the control of trustees, and in the case of Singapore and Malaysia, by the Central Provident Fund Board of Singapore and Employee Provident Fund of Malaysia respectively.

Certain ASM AS (the former SEAS) entities operate funded defined benefits pension scheme for all their qualified employees. Pension benefits provided by ASM AS Entities are currently organized primarily through defined benefit pension plans which cover virtually all German employees and certain foreign employees of ASM AS entities. Furthermore, ASM AS entities provide other post-employment benefits, which consist of transition payments and death benefits to German employees after retirement. These predominantly unfunded other post-employment benefit plans qualify as defined benefit plans. Defined benefit plans determine the entitlements of their beneficiaries. An employee’s final benefit entitlement at regular retirement age may be higher than the fixed benefits at the reporting date due to future compensation or benefit increases. The net present value of this ultimate future benefit entitlement for service already rendered is represented by the Defined Benefit Obligation (“DBO”), which is calculated with consideration of future compensation increases by actuaries. The DBO is calculated based on the projected unit credit method and reflects the net present value as of the reporting date of the accumulated pension entitlements of active employees, former employees with vested rights and of retirees and their surviving dependents with consideration of future compensation and pension increases.

In the case of unfunded plans, the recognized pension liability is equal to the DBO adjusted by unrecognized past service cost. In the case of funded plans, the fair value of the plan assets is offset against the benefit obligations. The net amount, after adjusting for the effects of unrecognized past service cost, is recognized as a pension liability or prepaid pension asset.

	December 31,
	2011	2012
Defined benefit obligations	(22,303)	(33,987)
Fair value of plan assets	21,364	27,035
Funded status/(deficit)	(939)	(6,952)

The changes in defined benefit obligations and fair value of plan assets are as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	—	22,303
Obligation assumed in the acquisition of SEAS	22,305	—
Current service cost	1,502	1,691
Interest on obligation	898	1,095
Past service costs	—	104
Actuarial losses (gains)	(2,662)	8,532
Benefits paid	(26)	(55)
Transfers	(65)	85
Contribution participants	89	222
Foreign currency translation effect	262	10
Balance December 31	22,303	33,987

Fair value of plan assets
Balance January 1	—	21,364
Fair value of plan assets at completion date of acquisition of SEAS	22,199	—
Expected return	673	853
Actuarial (losses) gains	(1,646)	2,981
Contribution participants	89	222
Contribution employer	—	1,615
Foreign currency translation effect	49	—
Balance December 31	21,364	27,035

The actual return on plan assets was €973 for the year ended December 31, 2011 and €3,834 for the year ended December 31, 2012.

The investment strategy is determined based on an asset-liability study in consultation with investment advisers and within the boundaries given by regulatory bodies for pension funds. Equity securities consist primarily of publicly traded companies and common collective funds. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded (level 1). Common collective funds are valued at the published price (level 1) per share multiplied by the number of shares held as of the measurement date.
Fixed income (bonds and loans) consists of corporate bonds, government securities and common collective funds. Corporate and government securities are valued by third-party pricing sources (level 2). Common collective funds are valued at the net asset value per share (level 2) multiplied by the number of shares held as of the measurement date.

Real estate fund and other values are primarily reported by the fund manager and are based on valuation of the underlying investments(level 3) which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

The plan assets do not include any of the Company’s shares.

The assumptions in calculating the actuarial present value of benefit obligations and net periodic benefit cost are as follows:

	December 31,
	2011	2012
Discount rate for obligations	5.25%	3.50%
Expected return on plan assets	4.00%	3.50%
Expected rate of compensation increase	2.26%	2.25%

The allocation of plan assets is as follows:

	December 31,
	2011		2012
Equity	3,418	16%	5,677	21%
Fixed income and corporate bonds	17,519	82%	20,817	77%
Cash and other assets	427	2%	541	2%
	21,364	100%	27,035	100%

The plan assets do not include any of the Company’s shares.

Other post-employment benefit plans ASMPT

Employees who joined ASM Assembly Systems GmbH & Co. KG , a subsidiary located in Germany, on or before 30 September 1983, are entitled to transition payments and death benefits. In respect of the transition payments for the first six months after retirement, participants receive the difference between their final compensation and the retirement benefits payable under the corporate pension plan. Employees of the Group in France are entitled to retirement indemnity plans as required by the French labor laws.

The reconciliation of the funded status of the other post-employment benefit plans to the amount recognized in the consolidated statement of financial position per December 31, 2012 is as follows:

Defined benefit obligation (unfunded)	1,634

The reconciliation of the changes in the benefit obligation for the other post-employment benefits for the year ended December 31, 2012 is as follows:

	December 31,
	2011	2012
Defined benefit obligations
Balance January 1	1,470	1,414
Current service cost	63	45
Interest on obligation	65	69
Actuarial losses / (gains)	(174)	372
Benefits paid	(18)	(181)
Transfers	—	(85)
Foreign currency translation effect	8	—
Balance December 31	1,414	1,634

The components of the principal pension benefit plans and the other post-employment benefit plans recognized in the consolidated statement of operations in respect of these defined benefit plans and other post-employment benefits for year ended December 31, 2012 are as follows:

	December 31, 2011			December 31, 2012
	Principal defined benefit plans	Other post- employment benefit plans	Total	Principal defined benefit plans	Other post- employment benefit plans	Total
Current service cost	(1,502)	(63)	(1,565)	(1,691)	(45)	(1,736)
Interest on obligation	(897)	(65)	(962)	(1,095)	(69)	(1,164)
Past service cost	—	—	—	(104)	—	(104)
Expected return on plan assets	673	—	673	853	—	853
Net periodic pension benefit cost	(1,726)	(128)	(1,854)	(2,037)	(114)	(2,151)

Other retirement benefit obligations ASMPT

The consolidated statement of financial position also includes liabilities for other retirement benefit obligations consisting of liabilities for severance payments in Italy and Austria amounting to €353 as at December 31, 2012 (2011: €317).

Retirement plan costs for ASMI consolidated

ASMI expects to contribute €4,525 to the defined benefit plan in 2013. The Company expects to pay benefits for years subsequent to December 31, 2012 as follows:

	Front-end segment	Back-end segment	Total
2013	250	168	418
2014	254	143	397
2015	307	227	534
2016	431	321	752
2017	451	400	851
Aggregate for the years 2018-2022	3,495	4,259	7,754
Total	5,188	5,518	10,706

Retirement plan costs for ASMI consolidated consist of the following:

	December 31,
	2010	2011	2012
Defined contribution plans	10,423	15,990	16,952
Multi-employer plans	1,207	1,111	1,420
Defined benefit plans	673	1,844	2,779
Total retirement plan costs	12,303	18,945	21,151

The Company does not provide for any significant post-retirement benefits other than pensions.

Employee Stock Option Plan

The Company has adopted various stock option plans and has entered into stock option agreements with various employees. Under these plans, employees may purchase a specific number of shares of the Company’s common stock. Options are priced at market value in euro or US dollars on the date of grant.

In 2011 a new Stock Option Plan was adopted. In the new plan to limit potential dilution, the amount of outstanding (vested and non-vested) options granted to the Management Board and to other employees will not exceed 7.5% of the issued ordinary share capital of ASMI. The new Stock Option Plan 2011 consists of two sub-plans: the ASMI Stock Option Plan for employees (ESOP) and the ASMI Stock Option for members of the Management Board (MSOP).

A leading principle of the option plans is that options are issued to employees and Management Board members once per annum as at 31 December of the relevant year, this includes the possible grant to newly hired employees. The number of options outstanding under the option plans or under any other plan or arrangement in aggregate may never exceed 7.5% of ASMI’s share capital. This is in accordance with the ASMI Remuneration Policy.

By resolution of the AGM of 15 May 2012 the formal authority to issue options and shares was allocated to the Management Board subject to the approval of the Supervisory Board. This authority is valid for 18 months and needs to be refreshed annually by the AGM to allow the continued application of the SOPS beyond 15 November 2013. The ESOP is principally administered by the Management Board and the MSOP is principally administered by the Supervisory Board. This complies with applicable corporate governance standards. However, the Supervisory Board has no power to represent the Company. For external purposes the Management Board remains the competent body under both SOPS. The SOPS envisage that the Supervisory Board, or—in the case of the ESOP—the Management Board with the approval of the Supervisory Board, will determine the number of options to be granted to the Management Board members and to employees as of 31 December of any financial year (the Grant date).

For employees and existing Management Board members the Grant Date for all options granted is 31 December of the relevant year. In each of these situations the three year Vesting Period starts at the Grant Date. The exercise price in euro of all options issued under the SOPS is determined on the basis of the market value of the ASMI shares in as at (i.e. immediately prior to) the Grant Date.

The exercise period is 4 years starting at the 3rd anniversary of the vesting date.

At December 31, 2012, options to purchase 1,396,005 shares have been issued under the 2011 Stock Option Plan representing 2.2% of the shares outstanding per December 31, 2012. Under previous plans no more options to purchase shares can be issued. Under the various stock option plans a total of 2,325,088 options to purchase common stock were outstanding at December 31, 2012, expiring at various dates through 2019. The number of options outstanding at December 31, 2011 and 2012 were 1,835,067 and 2,325,088 respectively.

The following is a summary of changes in options outstanding:

	Number of options	Weighted average exercise price in US$	Number of options	Weighted average exercise price in €
Balance January 1, 2010	822,900	19.00	927,258	14.89
Options granted	42,000	35.01	64,500	22.53
Options forfeited	(35,700)	19.73	(67,185)	16.97
Options exercised	(143,140)	16.83	(165,110)	13.12
Balance December 31, 2010	686,060	20.40	759,463	15.74
Options granted	—	—	687,114	22.33
Options forfeited	(1,080)	16.65	—	—
Options exercised	(169,870)	19.10	(126,620)	14.82
Balance December 31, 2011	515,110	20.83	1,319,957	19.08
Options granted	—	—	708,891	27.04
Options forfeited	(29,400)	20.63	(44,500)	15.49
Options exercised	(85,310)	20.42	(59,660)	15.08
Balance December 31, 2012	400,400	20.94	1,924,688	22.22

The weighted average fair values of employee stock options granted in US dollars were US$17.02 in 2010. The weighted average fair values of employee stock option granted in Euro were €13.94 in 2010, €10.43 in 2011 and €12.27 in 2012.

The weighted average remaining contractual life of the outstanding options granted in 2012 is 7 years at December 31, 2012.

The total intrinsic value of options exercised was €2,322, €4,307 and €2,220 for the years ended December 31, 2010, 2011 and 2012 respectively. In 2010, 2011 and 2012 new shares have been issued for the exercise of 308,250 options, 296,490 options and 144,970 options respectively.

On December 31, 2012 options outstanding and options exercisable classified by range of exercise prices are:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
In US$		In years	In US$		In US$
1.00-10.00	50,000	6.13	7.50	18,000	7.41
10.00-15.00	66,500	3.21	11.94	41,420	11.84
15.00-20.00	30,900	4.54	18.35	18,500	17.98
20.00-30.00	211,000	4.08	24.54	117,400	25.12
30.00-40.00	42,000	4.00	35.01	16,800	35.01
US$1.00-40.00	400,400	4.22	20.94	212,120	21.18
In €		In years	In €		In €
1.00-10.00	11,200	0.89	7.90	6,000	7.79
10.00-15.00	130,500	3.07	12.65	127,060	12.69
15.00-20.00	378,983	3.43	16.27	218,383	17.00
20.00-25.00	655,614	6.00	22.33	—	—
20.00-30.00	748,391	6.84	27.01	15,800	26.50
€1.00-30.00	1,924,688	5.59	22.22	367,243	15.77

At December 31, 2012, the aggregate intrinsic value of all options outstanding and all options exercisable is €14,160 and €5,681 respectively.

The cost relating to employee stock options is measured at fair value on the grant date. The fair value was determined using the Black-Scholes option valuation model with the following weighted average assumptions:

	December 31,
	2011	2012
Expected life (years)	7	7
Risk free interest rate	3.51%	3.28%
Dividend yield	0.32%	0.64%
Expected volatility	40.9%	41.98%

The grant date fair value of the stock options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of stock options that will eventually vest. The impact of the true up of the estimates is recognized in the consolidated statement of operations in the period in which the revision is determined. We recorded compensation expenses of €2,526, €1,872 and €3,242 for 2010, 2011 and 2012 respectively.

Employee Share Incentive Scheme ASMPT

In 1989, the shareholders of ASMPT approved a plan to issue up to 5.0 percent of the total issued shares of ASMPT to directors and employees. This plan was extended in 1999 for a term up to March 23, 2010. At the annual general meeting of the ASMPT held on 24 April 2009, the shareholders approved to extend the period of the Scheme for a term of a further 10 years up to March 23, 2020 and allow up to 7.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme during such extended period and that no more than 3.5% of the issued share capital of ASMPT from time to time (excluding any shares subscribed for or purchased pursuant to the Scheme since 23 March 1990) to be subscribed for or purchased pursuant to the Scheme for the period from 24 March 2010 to 23 March 2015.

The directors annually may approve an amount of supplemental compensation to the designated directors and officers, which will be used to issue or purchase ASMPT’s common shares for the designees at current market value.

On 21 March 2012, the directors resolved to grant, and the Company granted, a total of 1,950,300 shares (the “2012 Incentive Shares”) in the Company to certain employees and members of the management of the Group upon expiration of the defined qualification period. The vesting period of such grant, which is the qualification period, was from 21 March 2012 to 15 December 2012.

On 28 March 2012 (the “Adoption Date”), a Share Award Scheme was adopted by the Company to establish a trust to subscribe and purchase shares of the Company for the benefit of employees and members of the management of the Group under the Employee Share Incentive Scheme. The scheme is valid and effective for a period of 8 years commencing from the Adoption Date. Pursuant to the rules of the scheme, the Company has appointed a trustee, Law Debenture Trust (Asia) Limited, for purpose of administering the scheme and holding the awarded shares. As a result of such Share Award Scheme, 328,000 shares (the “2012 Awarded Share”) was allocated from the 2012 Incentive Shares as the 2012 Awarded Shares

On December 15, 2012, 1,607,400 common shares of ASMPT were issued, for cash at par value of HK$.10 per share, pursuant to the Employee Share Incentive Scheme of ASMPT and 14,900 shares were forfeited and unallocated by ASMPT. 328,000 shares of the 2012 Awarded Shares were vested on the same date.

In 2010 and 2011, respectively 1,726,900 and 1,518,100 ASMPT shares were issued to certain directors and employees under the plan. The effect of this transaction on ASMI was a dilution of its ownership interest in ASMPT of 0.21% in 2012, 0.19% in 2011 and 0.23% in 2010. The shares issued under the plan in 2012 have diluted ASMI’s ownership in ASMPT to 51.96% as of December 31, 2012.

The fair value of the 2012 Incentive shares granted was determined with reference to the market value of the shares at the grant date taking into account the expected dividends as the employees are not entitled to received dividends paid during the vesting period, while for the 2012 Awarded Shares, its fair value was determined with reference to the cost of purchase from the market included transaction costs, which is not significantly differenct from the fair value at the grant date.

Total compensation expenses related to the Employee Share Incentive Scheme of respectively €11,375 in 2010, €11,580 in 2011 and €19,823 in 2012 were charged to the Consolidated Statement of Operations.

.

The fair value of the 2012 Incentive shares granted was determined with reference to the market value of the shares at the grant date taking into account the expected dividends as the employees are not entitled to received dividends paid during the vesting period, while for the 2012 Awarded Shares, its fair value was determined with reference to the cost of purchase from the market included transaction costs, which is not significantly differenct from the fair value at the grant date.